Advances to Suppliers, Net (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Advances to Suppliers, Net [Line Items]
Total contract price (in Dollars)	$ 676,333
Installment payment percentage	40.00%
5 Working Days [Member]
Advances to Suppliers, Net [Line Items]
Installment payment percentage	50.00%
30 Working Days [Member]
Advances to Suppliers, Net [Line Items]
Installment payment percentage	10.00%